Property, Plant and Equipment - Disclosure of Movement in Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	R 28,884
Balance at end of year	34,628	R 28,884
Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	79,099	76,774
Fully depreciated assets no longer in use derecognised	(487)	(586)
Additions	6,595	5,426
Scrapping of assets	(532)	(622)
Adjustment to rehabilitation asset	519	(531)
Transfers and other movements	4,181	749
Translation	(1,829)	(2,111)
Balance at end of year	87,546	79,099	R 76,774
Mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(50,215)	(48,156)
Fully depreciated assets no longer in use derecognised	487	586
Scrapping of assets	362	525
Depreciation	(4,759)	(4,546)
Translation	1,207	1,376
Balance at end of year	(52,918)	(50,215)	(48,156)
Mining assets under construction
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	7,502
Balance at end of year	8,712	7,502
Mining assets under construction | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	8,172	5,721
Additions	5,434	3,247
Interest costs capitalised	148	237
Transfers and other movements	(4,131)	(770)
Translation	(242)	(263)
Balance at end of year	9,381	8,172	5,721
Mining assets under construction | Cost | Eva Copper operations and related assets
Reconciliation of changes in property, plant and equipment
Additions	807	0
Mining assets under construction | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(670)	(670)
Translation	1	0
Balance at end of year	(669)	(670)	(670)
Undeveloped properties
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	4,475
Balance at end of year	4,341	4,475
Undeveloped properties | Target North
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	888
Balance at end of year	888	888
Undeveloped properties | Wafi-Golpu Joint Operation
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	349
Balance at end of year	336	349
Undeveloped properties | Eva Copper operations and related assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	3,238
Balance at end of year	3,117	3,238
Undeveloped properties | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	8,743	8,861
Increase Decrease Through Transfers and Other Changes Undeveloped Properties	0	9
Translation	(135)	(127)
Balance at end of year	8,608	8,743	8,861
Undeveloped properties | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(4,268)	(1,476)
Impairment of assets	0	(2,793)
Translation	1	1
Balance at end of year	(4,267)	(4,268)	(1,476)
Other non-mining assets
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	487
Balance at end of year	588	487
Other non-mining assets | Cost
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	1,116	1,000
Fully depreciated assets no longer in use derecognised	(1)	0
Additions	204	117
Transfers and other movements	(32)	0
Translation	(1)	(1)
Balance at end of year	1,286	1,116	1,000
Other non-mining assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment
Balance at beginning of year	(629)	(547)
Fully depreciated assets no longer in use derecognised	1	0
Depreciation	(71)	(82)
Translation	1	0
Balance at end of year	(698)	(629)	(547)
Balance at beginning of year	41,348
Additions	10,998	8,327	7,598
Impairment of assets	0	2,793	R 0
Balance at end of year	48,269	41,348
Hidden Valley | Mining assets
Reconciliation of changes in property, plant and equipment
Transferred to mining assets	1,108	761
Stripping activities	2,369	3,028
Depreciation expense, capitalised stripping costs	1,055	823
Hidden Valley | Mining assets | Cost
Reconciliation of changes in property, plant and equipment
Depreciation capitalised	64	84
Kalgold | Mining assets
Reconciliation of changes in property, plant and equipment
Stripping activities	886	829
Depreciation expense, capitalised stripping costs	58	R 130
Doornkop 207 level | Mining assets
Reconciliation of changes in property, plant and equipment
Transferred to mining assets	643
Mine waste solutions Kareerand TSF Expansion Project | Mining assets
Reconciliation of changes in property, plant and equipment
Transferred to mining assets	R 1,661